Share-Based Payment (Details) - Schedule of Number of Share Options and Their Related Weighted Average Exercise Prices - Stock Options [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Schedule of Number of Share Options and Their Related Weighted Average Exercise Prices [Line Items]
Number of options, outstanding at beginning of year	12,400,000	12,400,000	16,200,000
Weighted average exercise price, outstanding at beginning of year	$ 0.05	$ 0.05	$ 0.07
Number of options, Granted	150,000
Weighted average exercise price, Granted	$ 0.01
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Expired			(3,433,331)
Weighted average exercise price, Expired			$ 0.16
Number of options, Forfeited			(366,669)
Weighted average exercise price, Forfeited			$ 0.08
Number of options, outstanding at end of year	12,550,000	12,400,000	12,400,000
Weighted average exercise price, outstanding at end of year	$ 0.05	$ 0.05	$ 0.05
Number of options, exercisable at end of year	12,550,000	10,733,330	7,399,998
Weighted average exercise price, exercisable at end of year	$ 0.05	$ 0.05	$ 0.07